Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventory

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Raw materials	$507,326	$539,271
Components and assemblies	1,403,873	2,470,762
Finished goods – at cost	89,609	155,899
Total Inventory	$2,000,808	$3,165,932